Subordinated Debentures and Subordinated Notes (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Subordinated Borrowing [Line Items]
Subordinated debentures	$ 47,492	$ 47,492	$ 13,187
Energy loans transferred to holding company		32,800
Proceeds from issuance of subordinated notes, net		33,876
Payments for Loans		32,800
Interest expense on subordinated debentures		1,182	227
Accrued interest payable on subordinated debentures	2,387	2,387	$ 1,870
Notes
Subordinated Borrowing [Line Items]
Subordinated debentures	35,000	35,000
Less: unamortized debt issuance costs	(1,115)	(1,115)
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	$ 1,115	$ 1,115
Interest rate	8.50%	8.50%
Redemption price percentage		100.00%
Proceeds from issuance of subordinated notes, net		$ 33,885
Patriot Bancshares Capital Trust I - issuance March 31, 2006 - maturity - April 7, 2036
Subordinated Borrowing [Line Items]
Subordinated debentures	$ 5,000	5,000
Subordinated Debt Owed to Trusts	5,155	5,155
Patriot Bancshares Capital Trust II - issuance August 8, 2007 - maturity - September 15, 2037
Subordinated Borrowing [Line Items]
Subordinated debentures	16,500	16,500
Subordinated Debt Owed to Trusts	$ 17,011	$ 17,011
LIBOR | Notes
Subordinated Borrowing [Line Items]
Interest rate spread on variable rate	6.685%
LIBOR | Patriot Bancshares Capital Trust I - issuance March 31, 2006 - maturity - April 7, 2036 | Minimum
Subordinated Borrowing [Line Items]
Interest rate spread on variable rate		1.85%
LIBOR | Patriot Bancshares Capital Trust I - issuance March 31, 2006 - maturity - April 7, 2036 | Maximum
Subordinated Borrowing [Line Items]
Interest rate spread on variable rate		11.90%
LIBOR | Patriot Bancshares Capital Trust II - issuance August 8, 2007 - maturity - September 15, 2037 | Minimum
Subordinated Borrowing [Line Items]
Interest rate spread on variable rate		1.80%
LIBOR | Patriot Bancshares Capital Trust II - issuance August 8, 2007 - maturity - September 15, 2037 | Maximum
Subordinated Borrowing [Line Items]
Interest rate spread on variable rate		11.90%